Investment Portfolio - January 31, 2021

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 92.4%

Communication Services - 11.3%
Entertainment - 4.0%
Nexon Co. Ltd. (Japan)	388,246	$11,780,703
Sea Ltd. - ADR (Taiwan)*	75,529	16,367,889
		28,148,592
Interactive Media & Services - 3.5%
Auto Trader Group plc (United Kingdom)[1]	899,285	6,933,102
Tencent Holdings Ltd. - Class H (China)	195,900	17,455,338
		24,388,440
Media - 3.8%
Quebecor, Inc. - Class B (Canada)	629,503	15,063,767
S4 Capital plc (United Kingdom)*	1,756,220	11,911,110
		26,974,877
Total Communication Services		79,511,909
Consumer Discretionary - 10.1%
Hotels, Restaurants & Leisure - 2.8%
Accor S.A. (France)*	96,315	3,238,669
Compass Group plc (United Kingdom)*	388,500	6,939,691
InterContinental Hotels Group plc (United Kingdom)*	49,940	3,076,666
Restaurant Brands International, Inc. (Canada)	112,360	6,483,172
		19,738,198
Household Durables - 3.6%
Nikon Corp. (Japan)	1,454,700	11,593,130
Sony Corp. (Japan)	145,500	13,926,192
		25,519,322
Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd. - ADR (China)*	55,140	13,996,186
Textiles, Apparel & Luxury Goods - 1.7%
adidas AG (Germany)*	18,225	5,778,764
lululemon athletica, Inc. (United States)*	18,125	5,957,325
		11,736,089
Total Consumer Discretionary		70,989,795
Consumer Staples - 15.9%
Beverages - 4.7%
Anheuser-Busch InBev S.A./N.V. (Belgium)	101,595	6,377,394
Diageo plc (United Kingdom)	408,175	16,387,080
Heineken N.V. (Netherlands)	101,690	10,605,503
		33,369,977
Food & Staples Retailing - 1.0%
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	2,524,075	7,187,192
Food Products - 5.6%
Danone S.A. (France)	216,130	14,372,357
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland)	219,825	$24,641,632
		39,013,989
Personal Products - 4.6%
Beiersdorf AG (Germany).	91,151	9,949,604
Unilever plc - ADR (United Kingdom)	380,100	22,175,034
		32,124,638
Total Consumer Staples		111,695,796
Energy - 11.1%
Energy Equipment & Services - 1.8%
Schlumberger N.V. (United States)	562,045	12,483,019
Oil, Gas & Consumable Fuels - 9.3%
BP plc - ADR (United Kingdom)	426,495	9,476,719
Cameco Corp. (Canada)	1,416,737	17,595,874
Royal Dutch Shell plc - Class B - ADR (Netherlands)	317,560	11,079,668
TOTAL SE - ADR (France)	205,660	8,654,173
Tourmaline Oil Corp. (Canada)	1,332,635	18,987,769
		65,794,203
Total Energy		78,277,222
Financials - 9.4%
Banks - 4.0%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	205,655	6,253,968
FinecoBank Banca Fineco S.p.A. (Italy)*	1,437,560	22,353,762
		28,607,730
Capital Markets - 2.5%
Deutsche Boerse AG (Germany)	109,945	17,652,017
Insurance - 2.9%
Admiral Group plc (United Kingdom)	516,875	20,370,478
Total Financials		66,630,225
Health Care - 15.2%
Health Care Equipment & Supplies - 9.3%
Alcon, Inc. (Switzerland)*	265,843	19,063,602
Getinge AB - Class B (Sweden)	665,795	17,173,691
Medtronic plc (United States)	153,375	17,075,239
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	6,628,000	12,378,242
		65,690,774
Life Sciences Tools & Services - 0.8%
Gerresheimer AG (Germany)	54,410	5,794,067
Pharmaceuticals - 5.1%
Dechra Pharmaceuticals plc (United Kingdom)	155,355	7,658,242
Novartis AG - ADR (Switzerland)	211,135	19,101,383

Investment Portfolio - January 31, 2021

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Perrigo Co. plc (United States)	202,715	$8,655,931
		35,415,556
Total Health Care		106,900,397
Industrials - 9.4%
Aerospace & Defense - 0.8%
Airbus SE (France)*.	60,280	6,061,619
Airlines - 2.0%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	739,765	8,344,549
Ryanair Holdings plc - ADR (Ireland)*	61,812	5,876,467
		14,221,016
Building Products - 2.5%
Assa Abloy AB - Class B (Sweden)	438,199	10,837,441
Trane Technologies plc (United States)	49,045	7,030,601
		17,868,042
Commercial Services & Supplies - 0.4%
Bingo Industries Ltd. (Australia)[1]	1,043,220	2,555,102
Trading Companies & Distributors - 1.7%
Brenntag AG (Germany)	150,485	11,787,951
Transportation Infrastructure - 2.0%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	724,100	4,236,015
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)*	44,940	4,484,563
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)*	32,990	$5,169,863
		13,890,441
Total Industrials		66,384,171
Information Technology - 9.3%
IT Services - 5.1%
Adyen N.V. (Netherlands)*[1]	3,220	6,726,665
Keywords Studios plc (Ireland)*	136,197	5,084,609
StoneCo Ltd. - Class A (Brazil)*	156,040	11,219,276
TravelSky Technology Ltd. - Class H (China)	5,744,000	12,798,316
		35,828,866
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	75,795	9,210,608
Technology Hardware, Storage & Peripherals - 2.9%
Samsung Electronics Co. Ltd. (South Korea)	279,373	20,424,129
Total Information Technology		65,463,603
Materials - 0.7%
Chemicals - 0.7%
Akzo Nobel N.V. (Netherlands)	45,911	4,673,716
TOTAL COMMON STOCKS
(Identified Cost $536,862,527)		650,526,834

SHORT-TERM INVESTMENT - 6.0%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[2]
(Identified Cost $42,192,786)	42,192,786	42,192,786

TOTAL INVESTMENTS - 98.4%
(Identified Cost $579,055,313)		692,719,620
OTHER ASSETS, LESS LIABILITIES - 1.6%		11,401,299
NET ASSETS - 100%		$704,120,919

ADR - American Depositary Receipt

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $16,214,869, which represented 2.3% of the Series’ Net Assets.

2Rate shown is the current yield as of January 31, 2021.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

United Kingdom - 14.9%.

Investment Portfolio - January 31, 2021

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$79,511,909	$31,431,656	$48,080,253	$—
Consumer Discretionary	70,989,795	26,436,683	44,553,112	—
Consumer Staples	111,695,796	29,362,226	82,333,570	—
Energy	78,277,222	78,277,222	—	—
Financials	66,630,225	6,253,968	60,376,257	—
Health Care	106,900,397	63,896,155	43,004,242	—
Industrials	66,384,171	35,142,058	31,242,113	—
Information Technology	65,463,603	20,429,884	45,033,719	—
Materials	4,673,716	—	4,673,716	—
Short-Term Investment	42,192,786	42,192,786	—	—
Total assets	$692,719,620	$333,422,638	$359,296,982	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020 or January 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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